OPERATING AND FINANCE LEASES	12 Months Ended
Dec. 31, 2018
Leases1 [Abstract]
OPERATING AND FINANCE LEASES
NOTE 27 – OPERATING AND FINANCE LEASES

The Company is obligated under various operating leases for office space and office equipment. Total lease expense incurred under these leases was approximately 16,335; 13,972 and 12,032 for the years ended December 31, 2018, 2017 and 2016, respectively.

The undiscounted amounts of future fixed minimum annual lease commitments are as follows at December 31, 2018:

Year	Amount

2019	16,051
2020	14,097
2021	8,356
2022	6,500
2023 onwards	10,218
Total	55,222